Interests in unconsolidated structured entities (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated structured entities
31.12.21
USD million, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 246 162 6,743 7,151 7,151
Derivative financial instruments 5 45 155 205 205
Loans and advances to customers 125 125 125
Financial assets at fair value not held for trading 35 222 257 257
Financial assets measured at fair value through other comprehensive income
324 4,525 4,849 4,849
Other financial assets measured at amortized cost 0
2
0 1 250
Total assets 610
3
4,732 7,247 12,588
Derivative financial instruments 2 11 281 294
Total liabilities 2 11 281 294
Assets held by the unconsolidated structured entities in which UBS had an interest
(USD billion)
30
4
81
5
158
6
31.12.20
USD million, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 375 131 7,595 8,101 8,101
Derivative financial instruments 6 49 158 213 211
Loans and advances to customers 179 179 179
Financial assets at fair value not held for trading 35 1
2
172 208 208
Financial assets measured at fair value through other comprehensive income
6,624 6,624 6,624
Other financial assets measured at amortized cost 0
2
0 250
Total assets 416
3
6,805 8,104 15,326
Derivative financial instruments 3 11 376 390 0
Total liabilities 3 11 376 390
Assets held by the unconsolidated structured entities in which UBS had an interest
(USD billion)
39
4
136
5
124
6
1 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements.

2 Represents the carrying amount of loan commitments.
The maximum exposure to loss for these instruments is equal

to the notional amount.

3 As of 31 December 2021, USD
0.1

billion of the USD
0.6

billion (31 December 2020: USD
0.2

billion of the USD
0.4

billion)
was held in Group Functions – Non-core and Legacy Portfolio.

4 Represents the principal

amount outstanding.

5 Represents the market value of total assets.

6 Represents the net asset value of the investment
funds sponsored by

UBS and the

carrying amount

of UBS’s

interests in the

investment funds not

sponsored by UBS.

In 2021,

UBS updated the

presentation of this

table to remove

its interests in

unconsolidated
structured investment funds and

the corresponding total asset

information, where UBS’s

interest is driven

solely from UBS’s

role as the

fund’s investment

manager and the fees

it receives. This

information is now
separately disclosed in the accompanying text on the following page. Prior-period information has been aligned with this new presentation.

UBS AG
Entity [Table]
Disclosure Of Interests In Unconsolidated Structured Entities Explanatory
Interests in unconsolidated structured entities
31.12.21
USD million, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 246 162 6,743 7,151 7,151
Derivative financial instruments 5 45 155 205 205
Loans and advances to customers 125 125 125
Financial assets at fair value not held for trading 35 100 135 135
Financial assets measured at fair value through other comprehensive income
324 4,525 4,849 4,849
Other financial assets measured at amortized cost 0
2
0 1 250
Total assets 610
3
4,732 7,124 12,466
Derivative financial instruments 2 11 281 294
Total liabilities 2 11 281 294
Assets held by the unconsolidated structured entities in which UBS AG had an
interest (USD billion)
30
4
81
5
103
6
31.12.20
USD million, except where indicated
Securitization
vehicles
Client
vehicles
Investment
funds Total
Maximum
exposure to loss
1
Financial assets at fair value held for trading 375 131 7,595 8,101 8,101
Derivative financial instruments 6 49 158 213 211
Loans and advances to customers 179 179 179
Financial assets at fair value not held for trading 35 1
2
73 109 109
Financial assets measured at fair value through other comprehensive income
6,624 6,624 6,624
Other financial assets measured at amortized cost 0
2
0 250
Total assets 416
3
6,805 8,005 15,227
Derivative financial instruments 3 11 376 390 0
Total liabilities 3 11 376 390
Assets held by the unconsolidated structured entities in which UBS AG had an
interest (USD billion)
39
4
136
5
89
6
1 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other credit enhancements.

2 Represents the carrying amount of loan commitments.
The maximum exposure to loss for these instruments is equal

to the notional amount.

3 As of 31 December 2021, USD
0.1

billion of the USD
0.6

billion (31 December 2020: USD
0.2

billion of the USD
0.4

billion)
was held in Group Functions – Non-core and Legacy Portfolio.

4 Represents the principal amount outstanding.

5 Represents the market value of total assets.

6 Represents the net asset value of the investment
funds sponsored by

UBS AG and

the carrying amount

of UBS AG’s

interests in the

investment funds

not sponsored by

UBS AG.

In 2021, UBS

AG updated

the presentation of

this table to

remove its interests

in
unconsolidated structured investment funds and the corresponding total asset information, where UBS AG’s interest is driven solely from UBS AG’s role as the fund’s

investment manager and the fees it receives. This
information is now separately disclosed in the accompanying text on the following page. Prior-period information has been aligned with this new presentation.